10. Commitments and Contingencies (Details-Lease commitments) (USD $)	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Minimum lease commitment 2015	$ 2,324,284
Minimum lease commitment 2016	2,491,940
Minimum lease commitment 2017 and thereafter	2,518,493
Minimum lease commitment total	$ 7,334,717